Financial instruments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of financial assets [line items]
Financial assets	$ 948		$ 1,230
Borrowings	265		582
Forecast
Disclosure of financial assets [line items]
Contractual commitments for acquisition of property, plant and equipment		$ 114
United States of America, Dollars
Disclosure of financial assets [line items]
Change in value of earnings, increase (decrease) of one cent increase (decrease)	2
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	6
Canada, Dollars
Disclosure of financial assets [line items]
Change in value of earnings, increase (decrease) of one cent increase (decrease)	2
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	6
United Kingdom, Pounds
Disclosure of financial assets [line items]
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	6
Euro Member Countries, Euro
Disclosure of financial assets [line items]
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	6
Electricity Swaps
Disclosure of financial assets [line items]
Financial assets	13
Long-term debt			(10)
Trade receivables
Disclosure of financial assets [line items]
Financial assets	$ 292		$ 302
Trade receivables | Credit risk
Disclosure of financial assets [line items]
Credit risk	0.29		0.26